Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	ALGER GLOBAL GROWTH FUND
Central Index Key	0001219064
Amendment Flag	false
Document Creation Date	Aug. 28, 2017
Document Effective Date	Aug. 30, 2017
Prospectus Date	Aug. 30, 2017
Class A & C Prospectus | ALGER GLOBAL GROWTH FUND | ALGER GLOBAL GROWTH FUND CLASS A
Prospectus:
Trading Symbol	CHUSX
Class A & C Prospectus | ALGER GLOBAL GROWTH FUND | ALGER GLOBAL GROWTH FUND CLASS C
Prospectus:
Trading Symbol	CHUCX
Class T Prospectus | ALGER GLOBAL GROWTH FUND | Class T
Prospectus:
Trading Symbol	AGTTX
Class I Prospectus | ALGER GLOBAL GROWTH FUND | ALGER GLOBAL GROWTH FUND CLASS I
Prospectus:
Trading Symbol	AFGIX
Class Z Prospectus | ALGER GLOBAL GROWTH FUND | ALGER GLOBAL GROWTH FUND CLASS Z
Prospectus:
Trading Symbol	AFGZX